Investment in Unconsolidated Entities, Deconsolidation (Details) (USD $)					12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 St. Lawrence Seaway RSA Cellular Partnership	Dec. 31, 2013 New York RSA 2 Cellular Partnership	Dec. 31, 2013 St. Lawrence Seaway RSA Cellular Partnership and New York RSA 2 Cellular Partnership	Apr. 03, 2013 St. Lawrence Seaway RSA Cellular Partnership and New York RSA 2 Cellular Partnership	Dec. 31, 2013 Discounted cash flow valuation approach	Dec. 31, 2013 Discounted cash flow valuation approach Minimum	Dec. 31, 2013 Discounted cash flow valuation approach Maximum
Fair Value Inputs
Average expected revenue growth rate (next ten years)							2.00%
Terminal revenue growth rate (after year ten)							2.00%
Discount rate							10.50%
Capital expenditures as a percentage of revenue								14.90%	18.80%
Deconsolidation of New York Partnerships
Date of deconsolidation					Apr. 03, 2013
Ownership interest in equity method investment			60.00%	57.14%
Investments in unconsolidated entities	$ 265,585,000	$ 144,531,000				$ 114,800,000
Deconsolidation description					On April 3, 2013, U.S. Cellular entered into an agreement relating to the Partnerships. The agreement amends the Partnership Agreements in several ways which provide Verizon Wireless with substantive participating rights that allow Verizon Wireless to make decisions that are in the ordinary course of business of the Partnerships and which are significant to directing and executing the activities of the business. Accordingly, as required by GAAP, U.S. Cellular deconsolidated the Partnerships effective as of April 3, 2013 and thereafter reported them as equity method investments in its consolidated financial statements (“NY1 & NY2 Deconsolidation”). After the NY1 & NY2 Deconsolidation, U.S. Cellular retained the same ownership percentages in the Partnerships and will continue to report the same percentages of income from the Partnerships, which will be recorded in Equity in earnings of unconsolidated entities in the Consolidated Statement of Operations. In addition to the foregoing described arrangements, U.S. Cellular has certain other arm’s length, ordinary business relationships with Verizon Wireless and its affiliates.
Deconsolidation gain					$ 18,500,000